Debentures (Details) - Schedule of Debentures - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Face value [Member]
Schedule of Debentures [Line items]
Debentures	€ 141,689	€ 111,911
Less current maturities	35,698	19,078
Total long-term debentures	105,991	92,833
Carrying amount [Member]
Schedule of Debentures [Line items]
Debentures	140,087	110,428
Less current maturities	35,200	18,714
Total long-term debentures	€ 104,887	€ 91,714